Stock-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Stock-Based Compensation
(4) SHARE-BASED COMPENSATION
The Company had share-based compensation plans which are described below:
2011 Equity Incentive Plan
In October 2011, the Company established an equity incentive plan (the “2011 Plan”). The 2011 Plan provides for the grant of stock options and restricted stock awards (“RSA”) to employees, non-employee
directors, advisors, and consultants. The aggregate number of shares of common stock that may be issued under the 2011 Plan will not exceed 1,266,000 shares. Shares are no longer available for issuance under the 2011 Plan, which was subsequently terminated in March 2023.
2021 Equity Incentive Plan
In February 2021, the Company established an equity incentive plan (the “2021 Plan”). The 2021 Plan provides for the grant of stock options and RSA to employees, non-employee
directors, advisors, and consultants. The aggregate number of shares of common stock that may be issued under the 2021 Plan will not exceed 4,326,997 shares.
2023 RSU Equity Incentive Plan
In September 2023, the company established an equity incentive plan (the “2023 Plan”). The 2023 Plan provides for the grant of restricted stock units (“RSU”) to employees, directors, and consultants. The aggregate number of shares of common stock that may be issued under the 2023 Plan will not exceed 2,000,000 shares.
Stock Options
Options granted under the Company’s equity incentive plans have an exercise price equal to or in excess of the market value of the Class A Common Stock at the date of grant and expire no more than 10 years from the date of grant. Generally, options vest 25% on the first anniversary of the vesting commencement date and 75% ratably in equal monthly installments over the remaining 36 months. Stock options granted to non-employees
generally vest quarterly over two to three years.
As of June 30, 2024, there were 687,274 options available for issuance under the 2021 Plan, of which the Company is restricted from granting stock awards for 361,600 shares of its common stock under certain conditions.
A summary of common stock option activity is as follows:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in thousands
Outstanding as of December 31, 2023	7,197,551	$0.40	8.88	$16
Granted	854,795	$0.33
Exercised	(90,374)	$0.21
Canceled	(20,324)	$0.54

Outstanding as of June 30, 2024	7,941,648	$0.39	7.46	$2

Options exercisable as of June 30, 2024	4,289,295	$0.41	6.22	$2

Options vested and expected to vest as of June 30, 2024	7,710,235	$0.39	7.40	$2

As of June 30, 2024, the Company had unrecognized compensation cost for unvested stock options of $365,000, expected to be recognized over a weighted-average period of approximately 2.6 years.
From time to time, the Company grants performance-based stock options. As of June 30, 2024, the Company had granted 358,089 performance-based shares. The company recognized $9,000 and $30,000 in performance-based compensation expense for the three and six months ended June 30, 2024, respectively.
No
performance-based shares were outstanding as of June 30, 2024. No performance-based shares were granted and no performance-based expense was recognized for the three and six months ended June 30, 2023. These performance-based stock options are not included in the table above.
Restricted Stock Awards and Restricted Stock Units
RSA typically vests 25% on the first anniversary of the issuance date and incrementally vest monthly for the three-year period thereafter. In the event of termination of services, all unvested shares are forfeited, and the Company has the option to purchase all outstanding vested shares at their fair market value.
RSU vests based on a service-based requirement and a liquidity event plus service requirement.
As of June 30, 2024, there were 523,285 RSUs available for issuance under the 2023 Plan.
A summary of restricted stock awards and restricted stock units activity are as follows:

	Shares	Weighted Average Grant Date Fair Value
Unvested balance as of December 31, 2023	1,481,122	$0.33
Vested outstanding (RSA)	4,407	$0.12
Unvested balance as of June 30, 2024	1,040,204	$0.33
Vested outstanding (RSU) as of June 30, 2024	436,511	$0.33
As of June 30, 2024, the Company had unrecognized compensation cost for unvested RSU awards of $328,000, expected to be recognized over a weighted-average period of approximately 2.7 years.
Share-based compensation expense
The following table shows the allocation of share-based compensation expense related to the company’s share-based awards (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023	2024	2023
Research and development	$1,518	$15	$1,555	$27
General and administrative	295	2	365	5

Total share-based compensation	$1,813	$17	$1,920	$32

The Company recorded accelerated share-based compensation expenses related to modifications of RSUs under certain separation agreements of $1.7 million during the three and six months ended June 30, 2024.
The fair value was determined using the Black-Scholes option pricing model and the following weighted-average assumptions for the six months ended June 30, 2024: expected term 6.07 years, expected volatility 31.94%, risk-free interest rate 4.05% and 0% expected dividend yield. No options were granted in the three months ended June 30, 2024. No options were granted for the three and six months ended June 30, 2023, respectively.

(6) SHARE-BASED COMPENSATION
The Company had share-based compensation plans which are described below:
2011 Equity Incentive Plan
In October 2011, the Company established an equity incentive plan (the “2011 Plan”). The 2011 Plan provides for the grant of stock options and restricted stock awards (“RSA”) to employees, non-employee
directors, advisors, and consultants. The aggregate number of shares of common stock that may be issued under the 2011 Plan will not exceed 1,266,000 shares. Shares are no longer available for issuance under the 2011 Plan, which was subsequently terminated in March 2023.
2021 Equity Incentive Plan
In February 2021, the Company established an equity incentive plan (the “2021 Plan”). The 2021 Plan provides for the grant of stock options and RSA to employees, non-employee
directors, advisors, and consultants. The aggregate number of shares of common stock that may be issued under the 2021 Plan will not exceed 4,326,997 shares.
2023 RSU Equity Incentive Plan
In September 2023, the company established an equity incentive plan (the “2023 Plan”). The 2023 Plan provides for the grant of restricted stock units (“RSU”) to employees, directors, and consultants. The aggregate number of shares of common stock that may be issued under the 2023 Plan will not exceed 2,000,000 shares.

Stock Options
Options granted under the Company’s equity incentive plans have an exercise price equal to or in excess of the market value of the Class A Common Stock at the date of grant and expire no more than 10 years from the date of grant. Generally, options vest 25% on the first anniversary of the vesting commencement date and 75% ratably in equal monthly installments over the remaining 36 months. Stock options granted to non-employees
generally vest quarterly over two to three years.
As of December 31, 2023, there were 1,521,745 options available for issuance under the 2021 Plan.
A summary of common stock option activity is as follows:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of December 31, 2021	2,795,205	$0.46	8.72	$—
Granted	1,240,168	$0.53
Exercised	(828,305)	$0.41
Canceled	(105,764)	$0.50

Outstanding as of December 31, 2022	3,101,304	$0.50		$243

Granted	4,368,378	$0.33
Exercised	(148,412)	$0.44
Canceled	(123,719)	$0.54

Outstanding as of December 31, 2023	7,197,551	$0.40	8.88	$16

Options exercisable as of December 31, 2023	2,585,640	$0.44	8.26	$16

Options vested and expected to vest as of December 31, 2023	6,903,294	$0.40	8.86	$16

As of December 31, 2023, the Company had unrecognized compensation cost for unvested stock options of $452,000, expected to be recognized over a weighted-average period of approximately 2.6 years.
The aggregate intrinsic value is calculated as the difference between the exercise price and the estimated fair value of the Company’s common stock as of December 31, 2023.
The weighted-average grant-date fair value of options granted for the years ended December 31, 2023, and 2022 was $0.13 and $0.10, respectively.
From time to time, the Company grants performance-based stock options. As of December 31, 2023, the Company granted 358,089 peformance-based shares. The company recognized $13,000 in performance-based compensation expense and 250,063 performance-based shares were outstanding for the year ended December 31, 2023, respectively. No performance-based shares were granted and no performance-based expense was recognized for the year ended December 31, 2022.
Restricted Stock Awards and Restricted Stock Units
RSA typically vests 25% on the first anniversary of the issuance date and incrementally vest monthly for the three-year period thereafter. In the event of a termination of services, all unvested shares are forfeited, and the Company has the option to purchase all outstanding vested shares at their fair market value.

RSU vests based on a service-based requirement and a liquidity event plus service requirement. No RSU had vested as of December 31, 2023.
As of December 31, 2023, there were 523,285 options available for issuance under the 2023 Plan.
A summary of restricted stock award and restricted stock unit activity are as follows:

	Shares	Weighted Average Grant Date Fair Value
Unvested balance as of December 31, 2021	111,413	$0.09
Vested (RSA)	76,682	$0.08

Unvested balance as of December 31, 2022	34,731	$0.10

Granted (RSU)	1,487,689	$0.33
Vested (RSA)	30,324	$0.10
Forfeited	(10,974)	$0.33

Unvested balance as of December 31, 2023	1,481,122	$0.33

As of December 31, 2023, the Company had unrecognized compensation cost for unvested RSU awards of $455,000, expected to be recognized over a weighted-average period of approximately 3.2 years.
Share-based compensation expense
The following table shows the allocation of share-based compensation expense related to the company’s share-based awards (in thousands):

	Year ended December 31,
	2023	2022
Research and development	$98	$34
General and administrative	$101	$14

Total share-based compensation	$199	$48

The fair value was determined using the Black-Scholes option pricing model and the following weighted-average assumptions:

	Year ended December 31,
	2023	2022
Expected term (years)	5.73	5.97
Expected volatility	32.0%	36.6%
Risk-free interest rate	4.31%	2.51%
Expected dividend yield	—	—

RENEO PHARMACEUTICALS INC [Member]
Stock-Based Compensation
8. Stock-Based Compensation
In March 2021, the Company’s Board of Directors adopted the Company’s 2021 Equity Incentive Plan (2021 Plan), which is the successor to the Company’s 2014 Equity Incentive Plan (2014 Plan). As of the effective date of the 2021 Plan, awards granted under the 2014 Plan that are forfeited or otherwise become available under the 2014 Plan will be included and available for issuance under the 2021 Plan. Under the 2021 Plan, the Company may grant stock options, stock appreciation rights, restricted stock awards, restricted stock units, and other awards to individuals who are employees, officers, directors or consultants of the Company and its affiliates.
Under the 2014 Plan, certain employees were granted the ability to early exercise their options. The shares of common stock issued pursuant to the early exercise of unvested stock options are restricted and continue to vest over the requisite service period after issuance. The Company has the option to repurchase any unvested shares at the original purchase price upon any voluntary or involuntary termination. The shares purchased by the employees pursuant to the early exercise of stock options are not deemed, for accounting purposes, to be outstanding until those shares vest. As of June 30, 2024, there were no
unvested shares of common stock outstanding that were issued pursuant to the early exercise of stock options.
Shares Reserved for Future Issuance
As of June 30, 2024, the Company had reserved shares of its common stock for future issuance as follows:

Shares Reserved
Common stock options outstanding	467,129
Unvested restricted stock units	31,150
Available for future grants under the 2021 Equity Incentive Plan	442,366
Available for future grants under the 2021 Employee Stock Purchase Plan	78,009

Total shares of common stock reserved	1,018,654

Stock Options
A summary of the Company’s stock option activity and related information for the six months ended June 30, 2024 is as follows:

	Options Outstanding	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2023	530,125	$47.60	6.9	$—
Forfeited/Expired	(62,996)	$49.05

Outstanding at June 30, 2024	467,129	$47.39	6.9	$—

Vested at June 30, 2024	334,861	$50.38	6.5	$—
Exercisable at June 30, 2024	351,698	$50.31	6.5	$—
Options exercisable at June 30, 2024 include vested options and options eligible for early exercise. All outstanding options as of June 30, 2024 are expected to vest.
Unrecognized stock-based compensation expense as of June 30, 2024 was $4.4 million, which is expected to be recognized over a weighted-average vesting term of 1.8 years.
The Company estimates stock awards fair value on the date of grant using the Black-Scholes valuation, with the vesting being subject to service requirements. The Company accounts for forfeitures when they occur. The Company did not grant any stock options during the six months ended June 30, 2024.
Restricted Stock Units (RSUs)
RSUs consist of time-based units (TSUs), performance-based units (PSUs) and market-based units (MSUs). The following table summarizes RSU activities during the six months ended June 30, 2024:

	Number of RSUs	Weighted- Average Grant Date Per Share Value
Unvested at December 31, 2023	32,650	$59.00
Cancelled	(1,500)	$69.79

Unvested at June 30, 2024	31,150	$58.46

Time-Based Units
TSUs typically vest over four years, with 25% vesting on the one-year
anniversary of the employee’s hire date and the remainder vesting monthly or quarterly over the following three years subject to the employee’s continued employment with the Company through the vesting dates. The fair value of the awards was based on the value of the Company’s common stock at the grant date of the award and expense is recognized on a straight-line basis. The Company had 5,700 unvested shares underlying TSUs as of June 30, 2024. The stock-based compensation expense related to such TSUs for the three and six months ended June 30, 2024 was immaterial. No stock-based compensation expense related to such TSUs was recognized for the three and six months ended June 30, 2023. Unrecognized stock-based compensation expense as of June 30, 2024 was $0.3 million, which is expected to be recognized over a weighted-average vesting term of 3.1 years.

Performance-Based Units
The vesting of the PSUs is based on the Company achieving certain regulatory milestones and is subject to the employee’s continued employment with the Company through the achievement date. The fair value of the awards was based on the value of the Company’s common stock at the grant date of the award and expense recognition is based on the probability of achieving the performance conditions. Stock-based compensation expense is adjusted in future periods for subsequent changes in the expected outcome of the performance conditions. The Company had 13,450 unvested shares underlying PSUs as of June 30, 2024. The Company concluded that achievement of the performance conditions was not probable as of June 30, 2024 and 2023, and therefore no stock-based compensation expense was recognized for the three and six months ended June 30, 2024 and 2023 in connection with the PSUs. As of June 30, 2024, there was $1.1 million of unrecognized stock-based compensation expense related to PSUs that were deemed not probable of vesting.
Market-Based Units
The vesting of the MSUs is based on the Company’s closing stock price trading above $200 per share for 30 consecutive trading days subject to the employee’s continued employment with the Company through the date of achievement. The share price of the Company’s common stock on the date of issuance of the MSUs was $27.80 per share. The fair value was based on Monte Carlo simulation model on the grant date. Stock-based compensation expense is recognized over the derived service period of approximately 3 years. The Company had 12,000 unvested shares underlying MSUs as of June 30, 2024. Stock-based compensation expense related to the MSUs during the three and six months ended June 30, 2024 and 2023 was immaterial. As of June 30, 2024, unrecognized stock-based compensation expense related to the MSUs was immaterial.
Performance Award
In connection with the CEO’s employment agreement, he is entitled to receive a Performance Award in the amount of $7.5 million, payable in cash, common stock or a combination of cash and common stock, at the election of the Company, in the event that (i) the Company’s market value exceeds $750.0 million utilizing the volume-weighted average of the closing sale price of its common stock on the Nasdaq Stock Market or other principal exchange for each of the 30 trading days immediately prior to the measurement date, or (ii) the fair market value of the net proceeds available for distribution to the Company’s stockholders in connection with a change in control as defined in the Company’s severance benefit plan, as determined in good faith by its Board of Directors, exceeds $750.0 million. The Company has determined that the Performance Award is subject to ASC 718,
Compensation – Stock Compensation
and includes both market and performance conditions. Since the Company’s initial public offering (IPO), neither of the events have yet been satisfied. The Company estimated the fair value of the Performance Award at each reporting period using the Monte Carlo simulation (Note 4), which is recognized as stock-based compensation expense over the derived service period. For the three and six months ended June 30, 2024, stock-based compensation expense was immaterial. For the three and six months ended June 30, 2023, the Company recognized approximately $0.6 million and $0.8 million, respectively, in stock-based compensation expense as a direct result of the increased value of the Performance Award primarily caused by the increase in the Company’s common stock price.
2021 Employee Stock Purchase Plan
In March 2021, the Company’s Board of Directors adopted the Company’s 2021 Employee Stock Purchase Plan (ESPP), which became effective immediately prior to the execution of the underwriting agreement in connection with the Company’s IPO. As of June 30, 2024, 28,846 shares have been issued under the ESPP.
In September 2021, the compensation committee of the Company’s Board of Directors (Compensation Committee) adopted the Company’s 2021 UK Sharesave
Sub-plan
(SAYE). An allocation of 2,587 shares of common stock from the ESPP reserve pool was approved and reserved for issuance under the SAYE. The Compensation Committee terminated the SAYE in January 2024 and the reserved shares were returned to the ESPP reserve pool. No shares were issued under the SAYE prior to its termination.

The Company did not recognize stock-based compensation expense related to the ESPP and the SAYE for the three and six months ended June 30, 2024. The stock-based compensation expense related to the ESPP and the SAYE for the three and six months ended June 30, 2023, was immaterial.
Stock-Based Compensation Expense
The following table summarizes stock-based compensation expense, including expense associated with options, TSUs, MSUs and award modifications for unvested options, reflected in the consolidated statements of operations and comprehensive loss (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023	2024	2023
Research and development	$244	$494	$497	$967
General and administrative	745	713	1,570	1,397

Total	$989	$1,207	$2,067	$2,364

9. Stock-Based Compensation
In March 2021, the Company’s Board of Directors adopted the Company’s 2021 Equity Incentive Plan (2021 Plan), which is the successor to the Company’s 2014 Equity Incentive Plan (2014 Plan). As of the effective date of the 2021 Plan, awards granted under the 2014 Plan that are forfeited or otherwise become available under the 2014 Plan will be included and available for issuance under the 2021 Plan. Under the 2021 Plan, the Company may grant stock options, stock appreciation rights, restricted stock awards, restricted stock units, and other awards to individuals who are employees, officers, directors or consultants of the Company and its affiliates.
Under the 2014 Plan, certain employees were granted the ability to early exercise their options. The shares of common stock issued pursuant to the early exercise of unvested stock options are restricted and continue to vest over the requisite service period after issuance. The Company has the option to repurchase any unvested shares at the original purchase price upon any voluntary or involuntary termination. The shares purchased by the employees pursuant to the early exercise of stock options are not deemed, for accounting purposes, to be outstanding until those shares vest. As of December 31, 2023, there were no unvested shares of common stock outstanding that were issued pursuant to the early exercise of stock options.

Shares Reserved for Future Issuance
As of December 31, 2023, the Company had reserved shares of its common stock for future issuance as follows:

Shares Reserved
Common stock options outstanding	530,125
Unvested restricted stock units	32,650
Available for future grants under the 2021 Equity Incentive Plan	210,922
Available for future grants under the 2021 Employee Stock Purchase Plan	44,589

Total shares of common stock reserved	818,286

Stock Options
A summary of the Company’s stock option activity and related information for the year ended December 31, 2023 is as follows:

	Options Outstanding	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2022	587,774	$44.68	8.2	$907
Granted	57,891	68.54
Exercised	(17,382)	23.11
Forfeited/Expired	(98,158)	46.86

Outstanding at December 31, 2023	530,125	$47.59	6.9	$—

Vested at December 31, 2023	322,834	$49.14	6.1	$—
Exercisable at December 31, 2023	359,212	$49.12	6.2	$—
Options exercisable at December 31, 2023 include vested options and options eligible for early exercise. All outstanding options as of December 31, 2023 are expected to vest.
Unrecognized stock-based compensation expense at December 31, 2023 was $5.9 million, which is expected to be recognized over a weighted-average vesting term of 2.0 years.
The Company estimates stock awards fair value on the date of grant using the Black-Scholes valuation, with the vesting being subject to service requirements. The Company accounts for forfeitures when they occur. The weighted-average assumptions used in the Black-Scholes option pricing model to determine the fair value of the employee stock option grants were as follows:

	Year Ended December 31,
	2023	2022
Risk-free interest rate	4.0%	3.4%
Expected volatility	88.6%	84.8%
Expected term (in years)	5.9	6.0
Expected dividend yield	—%	—%

Risk-free interest rate.
The Company bases the risk-free interest rate assumption on the U.S. Treasury’s rates for U.S. Treasury
zero-coupon
bonds with maturities similar to those of the expected term of the award being valued.
Expected volatility.
The expected volatility assumption was based on the volatilities of a peer group of similar companies whose share prices are publicly available. The peer group was developed based on companies in the biotechnology industry.
Expected term.
The expected term represents the period of time that options are expected to be outstanding. Because the Company does not have historical exercise behavior, it determines the expected life assumption using the simplified method, which is an average of the contractual term of the option and its vesting period.
Expected dividend yield.
The Company bases the expected dividend yield assumption on the fact that it has never paid cash dividends and has no present intention to pay cash dividends.
Restricted Stock Units (RSUs)
RSUs consist of time-based units (TSUs), performance-based units (PSUs) and market-based units (MSUs).
The following table summarizes RSU activities during the year ended December 31, 2023:

	Number of RSUs	Weighted- Average Grant Date Per Share Value
Unvested at December 31, 2022	32,950	$56.70
Granted	13,700	58.19
Cancelled	(14,000)	53.54

Unvested at December 31, 2023	32,650	$58.98

Time-Based Units
TSUs typically vest over four years, with 25% vesting on the one-year
anniversary of the employee’s hire date and the remainder vesting monthly or quarterly over the following three years subject to the employee’s continued employment with the Company through the vesting dates. The fair value of the awards was based on the value of the Company’s common stock at the grant date of the award and expense is recognized on a straight-line basis. The Company had 5,700 unvested shares underlying TSUs as of December 31, 2023. The stock-based compensation expense related to such TSUs for the year ended December 31, 2023 was immaterial. Unrecognized stock-based compensation expense at December 31, 2023 was $0.3 million, which is expected to be recognized over a weighted-average vesting term of 1.3 years.
Performance-Based Units
The vesting of the PSUs is based on the Company achieving certain regulatory milestones and is subject to the employee’s continued employment with the Company through the achievement date. The fair value of the awards was based on the value of the Company’s common stock at the grant date of the award and expense recognition is based on the probability of achieving the performance conditions. Stock-based compensation expense is adjusted in future periods for subsequent changes in the expected outcome of the performance conditions. The Company had 14,950 unvested shares underlying PSUs as of December 31, 2023. The Company concluded that achievement of the performance conditions was not probable as of December 31, 2023 and 2022, and therefore no stock-based compensation expense was recognized for the years ended December 31, 2023 and 2022 in connection with the PSUs. As of December 31, 2023, there was $1.1 million of unrecognized stock-based compensation expense related to PSUs that were deemed not probable of vesting.

Market-Based Units
The vesting of the MSUs is based on the Company’s closing stock price trading above $200 per share for 30 consecutive trading days subject to the employee’s continued employment with the Company through the date of achievement. The share price of the Company’s common stock on the date of issuance of the MSUs was $27.80 per share. The fair value was based on Monte Carlo simulation model on the grant date. Stock-based compensation expense is recognized over the derived service period of approximately 3 years. The Company had 12,000 unvested shares underlying MSUs as of December 31, 2023. Stock-based compensation expense related to the MSUs during the years ended December 31, 2023 and 2022 was immaterial. As of December 31, 2023, unrecognized stock-based compensation expense related to the MSUs was immaterial.
Performance Award
In connection with the CEO’s employment agreement, he is entitled to receive a Performance Award in the amount of $7.5 million, payable in cash, common stock or a combination of cash and common stock, at the election of the Company, in the event that (i) the Company’s market value exceeds $750.0 million utilizing the volume-weighted average of the closing sale price of its common stock on the Nasdaq Stock Market or other principal exchange for each of the 30 trading days immediately prior to the measurement date, or (ii) the fair market value of the net proceeds available for distribution to the Company’s stockholders in connection with a change in control as defined in the Company’s severance benefit plan, as determined in good faith by its Board of Directors, exceeds $750.0 million. The Company has determined that the Performance Award is subject to ASC 718,
Compensation – Stock Compensation
and includes both market and performance conditions. Since the Company’s initial public offering (IPO), neither of the events have yet been satisfied. The Company estimated the fair value of the Performance Award at each reporting period using the Monte Carlo simulation (Note 4), which is recognized as stock-based compensation expense over the derived service period. For the years ended December 31, 2023 and 2022, the Company reversed approximately $22,000 and $0.4 million in stock-based compensation expenses, respectively, as a direct result of the decreased value of the Performance Award caused by a decline in the Company’s common stock price.
2021 Employee Stock Purchase Plan
In March 2021, the Company’s Board of Directors adopted the ESPP, which became effective immediately prior to the execution of the underwriting agreement in connection with the Company’s IPO. As of December 31, 2023, 28,846 shares have been issued under the ESPP.
In September 2021, the compensation committee of the Company’s Board of Directors adopted the Company’s 2021 UK Sharesave
Sub-plan
(SAYE). An allocation of 2,587 shares of common stock from the ESPP reserve pool was approved and reserved for issuance under the SAYE. No shares have been issued under the SAYE through December 31, 2023.
The stock-based compensation expense related to the ESPP and the SAYE for the years ended December 31, 2023 and 2022, was $0.4 million and $0.2 million, respectively.
Stock-Based Compensation Expense
The following table summarizes stock-based compensation expense, including expense associated with options, TSUs, MSUs and award modifications for unvested options, reflected in the consolidated statements of operations and comprehensive loss (in thousands):

	Year Ended December 31,
	2023	2022
Research and development	$1,815	$1,593
General and administrative	3,297	2,727

Total	$5,112	$4,320